Common shares - Share Issuance Acquisition (Details)			12 Months Ended
	Jul. 14, 2022 USD ($) $ / shares shares	Mar. 26, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares
Common shares
Earn-out consideration payable		$ 7,223,630
Number of trading days prior to issuance date		2 days
Common Shares
Common shares
Aggregate value of shares issued in earn-out			$ 3,095,799
Number of shares issued in earn-out | shares			231,011
Exercise of stock options (shares) | shares			5,500
Exercise of broker warrants | shares			1,800
Achieve
Common shares
Earn-out consideration payable		$ 10,319,429
Aggregate value of shares issued in earn-out		$ 3,095,799
Number of shares issued in earn-out | shares		231,011
Number of days considered for determining average closing price of common shares on toronto stock exchange		5 days
Achieve | Common Shares
Common shares
Aggregate value of shares issued in earn-out		$ 3,095,799
Number of shares issued in earn-out | shares		231,011
Success TMS
Common shares
Value of common shares issued	$ 11,783,584
Number of common shares issued	8,725,995
Success TMS | Common Shares
Common shares
Acquisition purchase price consideration | shares	11,634,660
Value per common share | $ / shares	$ 1.35
Acquisition purchase price consideration (in dollars)	$ 15,711,445